Other investments (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other investments
Impairments and downward adjustments	SFr (7)
Impairments and downward adjustments, Annual Amount	0	SFr (3)
Upward adjustments	11
Upward adjustments, Annual Amount	11	0
Bank
Other investments
Impairments and downward adjustments	(7)
Impairments and downward adjustments, Annual Amount	0	(3)
Upward adjustments	11
Upward adjustments, Annual Amount	SFr 11	SFr 0